Expense Example - Investor A,C and Institutional - BlackRock Systematic Multi-Strategy Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 520
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,084
Expense Example, with Redemption, 10 Years	1,929
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	2,217
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	$ 1,240